SCHEDULE III - REAL ESTATE PROPERTIES AND ACCUMULATED DEPRECIATION (Details) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Real estate properties and accumulated depreciation
Encumbrances	$ 621,382
Initial Cost to Company
Land	130,825
Buildings and Improvements	620,625
Costs Capitalized Subsequent to Acquisition
Land	49
Improvements	88,562
Carrying Costs	663
Gross Amount At Which Carried at September 30, 2016
Land	128,409
Buildings and Improvements	709,850
Total	838,259
Accumulated Depreciation	44,687
Commercial | Yonkers, NY
Real estate properties and accumulated depreciation
Encumbrances	1,560
Initial Cost to Company
Land	0
Buildings and Improvements	4,000
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	194
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	0
Buildings and Improvements	4,194
Total	4,194
Accumulated Depreciation	$ 1,727
Depreciation Life For Latest Income Statement	39 years
Commercial | South Daytona, FL
Real estate properties and accumulated depreciation
Encumbrances	$ 0
Initial Cost to Company
Land	10,437
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition
Land	49
Improvements	0
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	8,021
Buildings and Improvements	0
Total	8,021
Accumulated Depreciation	0
Multi-family residential | Palm Beach Gardens, FL
Real estate properties and accumulated depreciation
Encumbrances	47,125
Initial Cost to Company
Land	16,260
Buildings and Improvements	43,132
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	4,420
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	16,260
Buildings and Improvements	47,552
Total	63,812
Accumulated Depreciation	$ 8,054
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Melbourne, FL
Real estate properties and accumulated depreciation
Encumbrances	$ 9,211
Initial Cost to Company
Land	1,150
Buildings and Improvements	8,680
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,414
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,150
Buildings and Improvements	10,094
Total	11,244
Accumulated Depreciation	$ 1,900
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | North Charleston, SC
Real estate properties and accumulated depreciation
Encumbrances	$ 17,130
Initial Cost to Company
Land	2,436
Buildings and Improvements	18,970
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,002
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,436
Buildings and Improvements	19,972
Total	22,408
Accumulated Depreciation	$ 2,871
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Decatur, GA
Real estate properties and accumulated depreciation
Encumbrances	$ 10,352
Initial Cost to Company
Land	1,697
Buildings and Improvements	8,676
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,413
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,697
Buildings and Improvements	10,089
Total	11,786
Accumulated Depreciation	$ 1,379
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Panama City, FL (Location 1)
Real estate properties and accumulated depreciation
Encumbrances	$ 5,336
Initial Cost to Company
Land	1,411
Buildings and Improvements	5,745
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	716
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,411
Buildings and Improvements	6,461
Total	7,872
Accumulated Depreciation	$ 952
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Houston, TX (Stone)
Real estate properties and accumulated depreciation
Encumbrances	$ 12,899
Initial Cost to Company
Land	5,143
Buildings and Improvements	11,524
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	400
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	5,143
Buildings and Improvements	11,924
Total	17,067
Accumulated Depreciation	$ 1,503
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Houston, TX (Pathways)
Real estate properties and accumulated depreciation
Encumbrances	$ 7,398
Initial Cost to Company
Land	3,044
Buildings and Improvements	5,463
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	838
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	3,044
Buildings and Improvements	6,301
Total	9,345
Accumulated Depreciation	$ 753
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Hixson, TN
Real estate properties and accumulated depreciation
Encumbrances	$ 8,117
Initial Cost to Company
Land	1,231
Buildings and Improvements	9,561
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	298
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,231
Buildings and Improvements	9,859
Total	11,090
Accumulated Depreciation	$ 1,137
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Pasadena, TX (Ashwood)
Real estate properties and accumulated depreciation
Encumbrances	$ 3,988
Initial Cost to Company
Land	1,513
Buildings and Improvements	3,864
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	429
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,513
Buildings and Improvements	4,293
Total	5,806
Accumulated Depreciation	$ 502
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Humble, TX (Parkside)
Real estate properties and accumulated depreciation
Encumbrances	$ 4,930
Initial Cost to Company
Land	1,113
Buildings and Improvements	5,534
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	467
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,113
Buildings and Improvements	6,001
Total	7,114
Accumulated Depreciation	$ 677
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Humble, TX (Meadowbrook)
Real estate properties and accumulated depreciation
Encumbrances	$ 7,726
Initial Cost to Company
Land	1,996
Buildings and Improvements	8,425
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	794
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,996
Buildings and Improvements	9,219
Total	11,215
Accumulated Depreciation	$ 1,003
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Huntsville, AL
Real estate properties and accumulated depreciation
Encumbrances	$ 12,212
Initial Cost to Company
Land	1,047
Buildings and Improvements	10,942
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,439
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,047
Buildings and Improvements	12,381
Total	13,428
Accumulated Depreciation	$ 1,339
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Columbus, OH
Real estate properties and accumulated depreciation
Encumbrances	$ 10,164
Initial Cost to Company
Land	2,810
Buildings and Improvements	11,240
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	315
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,810
Buildings and Improvements	11,555
Total	14,365
Accumulated Depreciation	$ 1,450
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Indianapolis, IN
Real estate properties and accumulated depreciation
Encumbrances	$ 14,500
Initial Cost to Company
Land	4,477
Buildings and Improvements	14,240
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,997
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	4,477
Buildings and Improvements	16,237
Total	20,714
Accumulated Depreciation	$ 1,573
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Greenville, SC (Location 1)
Real estate properties and accumulated depreciation
Encumbrances	$ 37,961
Initial Cost to Company
Land	7,487
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	41,680
Carrying Costs	608
Gross Amount At Which Carried at September 30, 2016
Land	7,487
Buildings and Improvements	42,288
Total	49,775
Accumulated Depreciation	$ 1,665
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Nashville, TN
Real estate properties and accumulated depreciation
Encumbrances	$ 23,623
Initial Cost to Company
Land	4,565
Buildings and Improvements	22,054
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	2,239
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	4,565
Buildings and Improvements	24,293
Total	28,858
Accumulated Depreciation	$ 2,001
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Atlanta, GA (Location 1)
Real estate properties and accumulated depreciation
Encumbrances	$ 27,052
Initial Cost to Company
Land	2,283
Buildings and Improvements	25,921
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	670
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,283
Buildings and Improvements	26,591
Total	28,874
Accumulated Depreciation	$ 1,799
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Houston, TX (Kendall)
Real estate properties and accumulated depreciation
Encumbrances	$ 15,314
Initial Cost to Company
Land	1,849
Buildings and Improvements	13,346
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,557
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,849
Buildings and Improvements	14,903
Total	16,752
Accumulated Depreciation	$ 1,264
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Pensacola, FL
Real estate properties and accumulated depreciation
Encumbrances	$ 19,750
Initial Cost to Company
Land	2,758
Buildings and Improvements	25,192
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	521
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,758
Buildings and Improvements	25,713
Total	28,471
Accumulated Depreciation	$ 1,826
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Valley, AL
Real estate properties and accumulated depreciation
Encumbrances	$ 28,990
Initial Cost to Company
Land	1,040
Buildings and Improvements	42,710
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	455
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,040
Buildings and Improvements	43,165
Total	44,205
Accumulated Depreciation	$ 2,130
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | San Marcos, TX
Real estate properties and accumulated depreciation
Encumbrances	$ 17,158
Initial Cost to Company
Land	2,163
Buildings and Improvements	19,562
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	183
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,163
Buildings and Improvements	19,745
Total	21,908
Accumulated Depreciation	$ 974
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Lake St. Louis, MO
Real estate properties and accumulated depreciation
Encumbrances	$ 27,397
Initial Cost to Company
Land	2,752
Buildings and Improvements	33,248
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	421
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,752
Buildings and Improvements	33,669
Total	36,421
Accumulated Depreciation	$ 1,360
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | North Charleston, MO
Real estate properties and accumulated depreciation
Encumbrances	$ 13,544
Initial Cost to Company
Land	3,704
Buildings and Improvements	0
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	21,131
Carrying Costs	55
Gross Amount At Which Carried at September 30, 2016
Land	3,704
Buildings and Improvements	21,186
Total	24,890
Accumulated Depreciation	$ 0
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | LaGrange, GA
Real estate properties and accumulated depreciation
Encumbrances	$ 15,786
Initial Cost to Company
Land	832
Buildings and Improvements	21,968
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	389
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	832
Buildings and Improvements	22,357
Total	23,189
Accumulated Depreciation	$ 770
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Katy, TX
Real estate properties and accumulated depreciation
Encumbrances	$ 30,750
Initial Cost to Company
Land	4,194
Buildings and Improvements	36,056
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	240
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	4,194
Buildings and Improvements	36,296
Total	40,490
Accumulated Depreciation	$ 1,149
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Macon, GA
Real estate properties and accumulated depreciation
Encumbrances	$ 11,200
Initial Cost to Company
Land	1,876
Buildings and Improvements	12,649
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	180
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	1,876
Buildings and Improvements	12,829
Total	14,705
Accumulated Depreciation	$ 389
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Southaven, MS (Location 1)
Real estate properties and accumulated depreciation
Encumbrances	$ 28,000
Initial Cost to Company
Land	2,090
Buildings and Improvements	32,910
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	1,286
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,090
Buildings and Improvements	34,196
Total	36,286
Accumulated Depreciation	$ 812
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | San Antonio, TX (Location 1)
Real estate properties and accumulated depreciation
Encumbrances	$ 26,400
Initial Cost to Company
Land	5,540
Buildings and Improvements	29,610
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	443
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	5,540
Buildings and Improvements	30,053
Total	35,593
Accumulated Depreciation	$ 728
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Dallas, TX
Real estate properties and accumulated depreciation
Encumbrances	$ 27,937
Initial Cost to Company
Land	13,073
Buildings and Improvements	23,927
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	917
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	13,073
Buildings and Improvements	24,844
Total	37,917
Accumulated Depreciation	$ 409
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Columbia, SC
Real estate properties and accumulated depreciation
Encumbrances	$ 12,934
Initial Cost to Company
Land	2,233
Buildings and Improvements	14,767
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	93
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,233
Buildings and Improvements	14,860
Total	17,093
Accumulated Depreciation	$ 284
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Atlanta, GA (Location 2)
Real estate properties and accumulated depreciation
Encumbrances	$ 27,375
Initial Cost to Company
Land	9,491
Buildings and Improvements	29,634
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	7
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	9,491
Buildings and Improvements	29,641
Total	39,132
Accumulated Depreciation	$ 155
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | Southaven, MS (Location 2)
Real estate properties and accumulated depreciation
Encumbrances	$ 30,563
Initial Cost to Company
Land	2,100
Buildings and Improvements	36,105
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	14
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	2,100
Buildings and Improvements	36,119
Total	38,219
Accumulated Depreciation	$ 100
Depreciation Life For Latest Income Statement	30 years
Multi-family residential | San Antonio, TX (Location 2)
Real estate properties and accumulated depreciation
Encumbrances	$ 27,000
Initial Cost to Company
Land	5,030
Buildings and Improvements	30,970
Costs Capitalized Subsequent to Acquisition
Land	0
Improvements	0
Carrying Costs	0
Gross Amount At Which Carried at September 30, 2016
Land	5,030
Buildings and Improvements	30,970
Total	36,000
Accumulated Depreciation	$ 52
Depreciation Life For Latest Income Statement	30 years